Note 4 - Federal Income Taxes (Details) - Deferred Tax Liabilities and Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities:
Policy acquisition costs	$ 2,675,908	$ 2,954,747
Net unrealized gain on available-for-sale securities	3,242,210	9,140,543
Due premiums	957,825	1,068,415
Other	695,201	861,193
Total deferred tax liabilities	7,571,144	14,024,898
Deferred tax assets:
Benefit reserves, net of reinsurance	3,137,466	3,229,901
Other policyholder funds	363,106	376,530
AMT credit carryforwards	565,828	511,673
Accrued pension liability	2,065,628	1,748,090
Other	333,340	373,254
Total deferred tax assets	6,465,368	6,239,448
Net deferred tax liabilities	$ 1,105,776	$ 7,785,450